Employee Benefit Plan, Schedule, Asset Held for Investment - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

Name of Plan Sponsor:	Park National Corporation
Employer identification number:	31-1179518
Three digit plan number:	002

(a) (b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
Interest-bearing account:
Vanguard Treasury Money Market Fund Inv Class	Interest rate of 3.72%	**	$7,596,196
* Fidelity Government Cash Reserves Fund	Interest rate of 3.50%	$1,794	1,794

Common Stock:
* Park National Corporation
Common Stock	941,830 shares	$100,363,429	$143,327,729

Mutual Funds:
Vanguard Institutional Index Fund	57,306 shares	**	$31,637,764
Vanguard Developed Markets Index
Fund Admiral Shares	272,434 shares	**	5,467,749
Vanguard Intermediate-Term Bond
Index Admiral Shares	520,086 shares	**	5,492,107
Vanguard Small-Cap Index Fund
Admiral Shares	35,400 shares	**	4,374,702
Vanguard Growth Index Fund Institutional	102,349 shares	**	25,705,022
Vanguard Value Index Fund
Admiral Shares	33,768 shares	**	2,516,044
Vanguard Mid-Cap Index Fund
Admiral Shares	19,569 shares	**	7,032,273
Vanguard Short-Term Investment Grade
Fund Admiral Shares	258,946 shares	**	2,724,108
Vanguard Balanced Index Fund Institutional	152,307 shares	**	7,891,023
Vanguard Target Retirement Income Fund	81,506 shares	**	1,130,489
Vanguard Target Retirement 2025 Fund	181,738 shares	**	3,625,674
Vanguard Target Retirement 2035 Fund	350,753 shares	**	9,603,606
Vanguard Target Retirement 2045 Fund	290,398 shares	**	10,088,431
Vanguard Target Retirement 2055 Fund	54,973 shares	**	3,636,990
Vanguard Target Retirement 2065 Fund	46,010 shares	**	1,841,767
Total Mutual Funds		**	$122,767,749

Total Investments Held at End of Year			$273,693,468

schedule of assets held end of year
Park National Corporation
Employees Stock Ownership Plan
Schedule H, Line 4i
Schedule of Assets (Held at End of Year)
December 31, 2025

Name of Plan Sponsor:	Park National Corporation
Employer identification number:	31-1179518
Three digit plan number:	002

(a) (b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
Interest-bearing account:
Vanguard Treasury Money Market Fund Inv Class	Interest rate of 3.72%	**	$7,596,196
* Fidelity Government Cash Reserves Fund	Interest rate of 3.50%	$1,794	1,794

Common Stock:
* Park National Corporation
Common Stock	941,830 shares	$100,363,429	$143,327,729

Mutual Funds:
Vanguard Institutional Index Fund	57,306 shares	**	$31,637,764
Vanguard Developed Markets Index
Fund Admiral Shares	272,434 shares	**	5,467,749
Vanguard Intermediate-Term Bond
Index Admiral Shares	520,086 shares	**	5,492,107
Vanguard Small-Cap Index Fund
Admiral Shares	35,400 shares	**	4,374,702
Vanguard Growth Index Fund Institutional	102,349 shares	**	25,705,022
Vanguard Value Index Fund
Admiral Shares	33,768 shares	**	2,516,044
Vanguard Mid-Cap Index Fund
Admiral Shares	19,569 shares	**	7,032,273
Vanguard Short-Term Investment Grade
Fund Admiral Shares	258,946 shares	**	2,724,108
Vanguard Balanced Index Fund Institutional	152,307 shares	**	7,891,023
Vanguard Target Retirement Income Fund	81,506 shares	**	1,130,489
Vanguard Target Retirement 2025 Fund	181,738 shares	**	3,625,674
Vanguard Target Retirement 2035 Fund	350,753 shares	**	9,603,606
Vanguard Target Retirement 2045 Fund	290,398 shares	**	10,088,431
Vanguard Target Retirement 2055 Fund	54,973 shares	**	3,636,990
Vanguard Target Retirement 2065 Fund	46,010 shares	**	1,841,767
Total Mutual Funds		**	$122,767,749

Total Investments Held at End of Year			$273,693,468
*    Indicates party-in-interest to the Plan.
**    Disclosure of historical cost is not required for participant directed investments.